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Scudder Variable Series I

o   Balanced Portfolio

o   21st Century Growth Portfolio


Scudder Variable Series II

o   SVS Eagle Focused Large Cap Growth Portfolio

o   SVS Focus Value+Growth Portfolio

o   Scudder Growth Portfolio

o   Scudder Strategic Income Portfolio



Supplement to the currently effective prospectuses


Deutsche Investment Management Americas Inc. (the "Advisor"), the investment advisor of the above portfolios, is proposing the following mergers as part of the Advisor's initiative to restructure and streamline the family of Scudder funds. In the chart below, the Acquired Portfolios on the left are merging into the Scudder Acquiring Portfolios on the right.

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Acquired Portfolios                                       Acquiring Portfolios
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Balanced Portfolio                                        Scudder Total Return Portfolio
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21st Century Growth Portfolio                             Scudder Small Cap Growth Portfolio
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SVS Eagle Focused Large Cap Growth Portfolio              Capital Growth Portfolio
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SVS Focus Value+Growth Portfolio                          Growth and Income Portfolio
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Scudder Growth Portfolio                                  Capital Growth Portfolio
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Scudder Strategic Income Portfolio                        Bond Portfolio
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Completion of each merger is subject to a number of conditions, including final approval by each participating Portfolio's Board and approval by shareholders of the applicable Acquired Portfolio at a shareholder meeting expected to be held within approximately the next three months. Prior to the shareholder meeting, shareholders of each Acquired Portfolio will receive: (i) a Proxy Statement/Prospectus describing in detail the proposed merger and the Board's considerations in recommending that shareholders approve the merger; (ii) a proxy card(s) with which shareholders may vote on the proposed merger; and (iii) a Prospectus for the applicable Acquiring Portfolio.










               Please Retain This Supplement for Future Reference





February 7, 2005